Taxation recognized directly in equity (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Income Taxes [Abstract]
Current tax relating to items credited (charged) directly to equity	€ 0.3
Deferred tax relating to items credited (charged) directly to equity	2.0
Current and deferred tax relating to items credited (charged) directly to equity	€ 2.3